2. BASIS OF PREPARATION: Basis and Principle of Consolidation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Basis and Principle of Consolidation

Basis and Principle of Consolidation

ZenaTech had only one reporting segment until December 2024. The Company branched into the drone industry and the drone serveying (DaaS) is a new reporting segment during January 2025. The Company as of year is in process of introducing drone equipment and technologies for use in the survey businesses acquired during 2025.  The Company has now two reportable segments, the enterprise software segment and the drone as a service (DaaS) segment (consisting of survey business). In the software industry we have entities that are in the technology sector and have similar operating activities. We decided this based on the type of products and services each company offers, which is software licensing and software maintenance, the nature of the production processes, which is issuing new software licenses to customers, the type or class of customer for their products and services, which is users of software, and the methods used to distribute their products and services, which is online delivery.

We consolidated financial statement reports for all the companies for the years ended December 31, 2025, and 2024 according to IFRS 8, paragraph 22.

We have acquired twenty-one land surveying companies and may potentially acquire more. These transactions were all made from parties at arms-length to ZenaTech and do not constitute related party transactions. It is anticipated that as our land surveying business grows following the integration of technology data platforms to gather, plot and complete land surveys using drones, the percentage of conventional land surveys using traditional methods-via Total Stations, tripod-mounted operator-controlled photogrammetry machines, will comprise an increasingly smaller percentage of the business while the overall business grows. The acquisitions are aligned with the drone business by the Company is developing and will be integrated into the drone operations of the Company as it builds out its business.

Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies generally accompanying a shareholding of more than one half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the group controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances, income, and expenses on transactions are eliminated on consolidation. Profits or losses resulting from intercompany transactions that are recognized in assets are also eliminated. The accounting policies of subsidiaries are consistent with the policies adopted by the Company.

The consolidated financial statements include financial statements of the Company and the subsidiaries listed below:

Company Name	Country of Incorporation	Economic interests
ZenaTech, Inc.	Canada	100%
PacePlus Inc.	United States of America	100%
SystemView Inc.	United States of America	100%
ZigVoice, Inc.	United States of America	100%
ZenaDrone, Inc.	United States of America	100%
ZenaDrone Limited	Ireland	100%
ZenaDrone Manufacturing, Inc.	United States of America	100%
Othership Ltd.	United Kingdom	100%
Workaware, Inc.	United States of America	100%
TillerStack, GmbH	Germany	100%
TillerStack, Inc.	United States of America	100%
Ecker Capital, Inc	United States of America	100%
Drone as a Service, Inc.	United States of America	100%
DroneAsAService.com Drone Services Inc.	Canada	100%
ZenaDrone Trading L.L.C.	United Arab Emirates	100%
ZenaDrone Manufacturing (FZE)	United Arab Emirates	100%
Spider Vision Sensors, Ltd.	Taiwan	100%
Weddle Surveying Inc.	United States of America	100%
Casado Design Limited	United Kingdom	100%
Empire Land Surveying, Inc.	United States of America	100%
Morgan Land Services, Inc.	United States of America	100%
Cardinal Survey & Design, Inc.	United States of America	100%
A & J Land Surveyors, Inc.	United States of America	100%
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	100%
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	100%
Vara 3D, Inc.	United States of America	100%
Laventure & Associates, Inc.	United States of America	100%
Atlantic Civil Engineering, Inc.	United States of America	100%
DaaS SW, Incorporated	United States of America	100%
L. D. King Engineering Co., Inc.	United States of America	100%
Drone as a Service Franchise, Inc.	United States of America	100%
Zena AI, Inc.	United States of America	100%
Drone as a Service.com Pty Ltd	Australia	100%
ZenaDrone Inc.	Canada	100%
PsPortals, Inc.	United States of America	100%
Interactive Systems, Inc.	United States of America	100%
interlinkONE, Inc.	United States of America	100%
ZooOffice, Inc.	United States of America	100%
KJM Land Surveying, Inc.	United States of America	100%
Wallace Surveying Corporation	United States of America	100%
Lescure Engineers, Inc.	United States of America	100%
Putt Land Surveying, Inc.	United States of America	100%
Rampart Surveys Inc.	United States of America	100%
Smith Surveying, Inc.	United States of America	100%
Holt Surveying & Mapping, Inc.	United States of America	100%
Andrew Spiewak Land Surveyor, Inc.	United States of America	100%
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	100%

Spider Vision Sensors, the Taiwan subsidiary, is a research and development center and currently a cost center. ZenaDrone Havacilik Hizmetleri Lmt. is a subsidiary of Zenatech Inc., a Wyoming based company.  It is a research and development center and currently a cost center.